ACQUISITIONS	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
Third-Party Acquisitions

Toledo Products Terminal Acquisition

On April 17, 2017, the Partnership’s wholly-owned subsidiary, PLPT, completed the acquisition of the Toledo, Ohio refined products terminal assets from Sunoco Logistics Partners L.P. The Toledo Products Terminal is directly connected to, and currently supplied by, PBF Holding’s Toledo Refinery.

The aggregate purchase price for the Toledo Products Terminal Acquisition was $10,000, plus working capital. The consideration was funded in full with cash on hand.

PBFX accounted for the Toledo Products Terminal Acquisition as a business combination under GAAP whereby the Partnership recognizes assets acquired and liabilities assumed at their estimated fair values as of the date of acquisition. The entire purchase consideration of $10,000 was allocated to Property, plant and equipment.

Plains Asset Purchase

On April 29, 2016, the Partnership’s wholly-owned subsidiary, PLPT, completed the acquisition of the East Coast Terminals (the “Plains Asset Purchase”). The East Coast Terminals, located in and around Philadelphia, Pennsylvania, include product tanks, pipeline connections to the Colonial Pipeline Company, Buckeye Partners, L.P., Sunoco Logistics Partners L.P. and other proprietary pipeline systems, truck loading lanes and marine facilities capable of handling barges and ships.

The aggregate purchase price for the Plains Asset Purchase was $100,000, less working capital adjustments. The consideration was funded by the Partnership with $98,336 in proceeds from the sale of marketable securities. The Partnership borrowed an additional $98,500 under its five-year, $360,000 senior secured revolving credit facility (the “Revolving Credit Facility”), which was used to repay $98,336 of its three-year, $300,000 term loan facility (the “Term Loan”) in order to release $98,336 in marketable securities that had collateralized the Term Loan. Subsequent to the closing of the Plains Asset Purchase, the Partnership recorded an adjustment to the preliminary estimate for working capital of $37 as an increase to Prepaids and other current assets. The final purchase price and fair value allocation were completed as of December 31, 2016.

PBFX accounted for the Plains Asset Purchase as a business combination under U.S. GAAP whereby the Partnership recognizes assets acquired and liabilities assumed in an acquisition at their estimated fair values as of the date of acquisition.

The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$100,000
Working capital adjustments	(1,627)
Total consideration	$98,373

The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Prepaids and other current assets	$4,221
Property, plant and equipment	99,342
Accounts payable and accrued expenses	(3,174)
Other long-term liabilities	(2,016)
Fair value of net assets acquired	$98,373

The results of operations of the East Coast Terminals are included in the Partnership’s Consolidated Financial Statements for the full year ended December 31, 2017. The Partnership’s Consolidated Financial Statements for the year-ended December 31, 2016 include the results of operations of the East Coast Terminals since April 29, 2016 during which period the East Coast Terminals contributed affiliate revenue of $3,303, third-party revenue of $11,871 and net income of $5,133. On an unaudited pro forma basis, the revenues and net income of PBFX assuming the acquisition had occurred on January 1, 2015, are shown below. The unaudited pro forma information does not purport to present what PBFX’s actual results would have been had the Plains Asset Purchase occurred on January 1, 2015, nor is the financial information indicative of the results of future operations. The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the Plains Asset Purchase financing.

	Year Ended December 31, 2016	Year Ended December 31, 2015
(Unaudited)
Pro forma revenues	$195,800	$160,068
Pro forma net income attributable to the partners:	86,059	68,819
Pro forma net income per limited partner unit:
Common units - basic	$2.11	$1.84
Common units - diluted	2.11	1.84
Subordinated units - basic and diluted	2.11	1.84

Acquisitions from PBF

The following Acquisitions from PBF are transactions between affiliate companies. As a result, these acquisitions were accounted for as a transfer of assets between entities under common control under GAAP. The assets and liabilities of the Acquisitions from PBF were transferred at their historical carrying value.

Development Assets Acquisition

On July 31, 2018, the Partnership closed the Development Assets Acquisition. Pursuant to the Development Assets Contribution Agreements, the Partnership acquired from PBF LLC all of the issued and outstanding limited liability company interests of TRLC, whose assets consist of the Toledo Rail Products Facility, CLC, whose assets consist of the Chalmette Truck Rack and the Chalmette Rosin Yard, PTC, whose assets consist of the Paulsboro Lube Oil Terminal, and DSLC, whose assets consist of the Delaware Ethanol Storage Facility. In connection with the Development Asset Acquisition, the Partnership entered into various commercial agreements with PBF Holding and assumed a commercial agreement with a third-party. The Development Assets Acquisition closed on July 31, 2018 for total consideration of $31,586, consisting of 1,494,134 common units issued to PBF LLC.

As the Development Assets Acquisition was considered a transfer of assets between entities under common control, TRLC’s, CLC’s, PTC’s and DSLC’s assets and liabilities were transferred at their historical carrying value. The financial information contained herein of PBFX has been retrospectively adjusted to include the historical results of the Development Assets, with the exception of the Delaware Ethanol Storage Facility which is considered an asset purchase, as if they were owned by the Partnership for all periods presented. Net loss attributable to the Development Assets Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit.

The following tables present the Partnership’s statement of financial position and results of operations giving retrospective effect to the Development Assets Acquisition as of and for the periods presented.

	December 31, 2017
	PBF Logistics	Development Assets	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$19,664	$—	$19,664
Accounts receivable - affiliates	40,817	—	40,817
Accounts receivable	1,423	—	1,423
Prepaids and other current assets	1,793	—	1,793
Total current assets	63,697	—	63,697
Property, plant and equipment, net	673,823	10,665	684,488
Other non-current assets	30	—	30
Total assets	$737,550	$10,665	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$8,352	$—	$8,352
Accounts payable and accrued liabilities	19,794	—	19,794
Deferred revenue	1,438	—	1,438
Total current liabilities	29,584	—	29,584
Long-term debt	548,793	—	548,793
Other long-term liabilities	2,078	—	2,078
Total liabilities	580,455	—	580,455

Commitments and contingencies (Note 10)

Equity:
Net investment - Predecessor	—	10,665	10,665
Common unitholders	(17,544)	—	(17,544)
IDR holder - PBF LLC	2,736	—	2,736
Total PBF Logistics LP equity	(14,808)	10,665	(4,143)
Noncontrolling interest	171,903	—	171,903
Total equity	157,095	10,665	167,760
Total liabilities and equity	$737,550	$10,665	$748,215

	December 31, 2016
	PBF Logistics	Development Assets	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$64,221	$—	$64,221
Marketable securities - current	40,024	—	40,024
Accounts receivable - affiliates	37,863	—	37,863
Accounts receivable	4,294	—	4,294
Prepaids and other current assets	1,657	—	1,657
Total current assets	148,059	—	148,059
Property, plant and equipment, net	608,802	10,519	619,321
Other non-current assets	—	—	—
Total assets	$756,861	$10,519	$767,380

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$7,631	$—	$7,631
Accounts payable and accrued liabilities	20,871	—	20,871
Current portion of long-term debt	39,664	—	39,664
Deferred revenue	952	—	952
Total current liabilities	69,118	—	69,118
Long-term debt	532,011	—	532,011
Other long-term liabilities	3,161	—	3,161
Total liabilities	604,290	—	604,290

Commitments and contingencies (Note 10)

Equity:
Net investment - Predecessor	6,231	10,519	16,750
Common unitholders	241,275	—	241,275
Subordinated unitholder - PBF LLC	(276,083)	—	(276,083)
IDR holder - PBF LLC	1,266	—	1,266
Total PBF Logistics LP equity	(27,311)	10,519	(16,792)
Noncontrolling interest	179,882	—	179,882
Total equity	152,571	10,519	163,090
Total liabilities and equity	$756,861	$10,519	$767,380

	Year Ended December 31, 2017
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$240,654	$—	$240,654
Third-party	14,159	2,775	16,934
Total revenue	254,813	2,775	257,588

Costs and expenses:
Operating and maintenance expenses	66,483	7,038	73,521
General and administrative expenses	16,284	—	16,284
Depreciation and amortization	23,831	573	24,404
Total costs and expenses	106,598	7,611	114,209

Income (loss) from operations	148,215	(4,836)	143,379

Other expense:
Interest expense, net	(31,875)	—	(31,875)
Amortization of loan fees and debt premium	(1,488)	—	(1,488)
Net income (loss)	114,852	(4,836)	110,016
Less: Net loss attributable to Predecessor	(150)	(4,836)	(4,986)
Less: Net income attributable to noncontrolling interest	14,565	—	14,565
Net income attributable to the partners	100,437	—	100,437
Less: Net income attributable to the IDR holder	9,055	—	9,055
Net income attributable to PBF Logistics LP unitholders	$91,382	$—	$91,382

	Year Ended December 31, 2016
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$175,448	$—	$175,448
Third-party	11,887	1,671	13,558
Total revenue	187,335	1,671	189,006

Costs and expenses:
Operating and maintenance expenses	44,563	6,830	51,393
General and administrative expenses	16,967	—	16,967
Depreciation and amortization	14,983	423	15,406
Total costs and expenses	76,513	7,253	83,766

Income (loss) from operations	110,822	(5,582)	105,240

Other expense:
Interest expense, net	(28,755)	—	(28,755)
Amortization of loan fees	(1,678)	—	(1,678)
Net income (loss)	80,389	(5,582)	74,807
Less: Net loss attributable to Predecessor	(6,250)	(5,582)	(11,832)
Less: Net income attributable to noncontrolling interest	5,679	—	5,679
Net income attributable to the partners	80,960	—	80,960
Less: Net income attributable to the IDR holder	4,031	—	4,031
Net income attributable to PBF Logistics LP unitholders	$76,929	$—	$76,929

	Year Ended December 31, 2015
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$142,102	$—	$142,102
Third-party	—	594	594
Total revenue	142,102	594	142,696

Costs and expenses:
Operating and maintenance expenses	25,661	5,069	30,730
General and administrative expenses	13,898	—	13,898
Depreciation and amortization	7,684	122	7,806
Total costs and expenses	47,243	5,191	52,434

Income (loss) from operations	94,859	(4,597)	90,262

Other expense:
Interest expense, net	(19,939)	—	(19,939)
Amortization of loan fees	(1,315)	—	(1,315)
Net income (loss)	73,605	(4,597)	69,008
Less: Net loss attributable to Predecessor	(243)	(4,597)	(4,840)
Less: Net income attributable to noncontrolling interest	—	—	—
Net income attributable to the partners	73,848	—	73,848
Less: Net income attributable to the IDR holder	—	—	—
Net income attributable to PBF Logistics LP unitholders	$73,848	$—	$73,848

PNGPC Acquisition

On February 28, 2017, the Partnership closed the PNGPC Acquisition, which had been contemplated by a contribution agreement dated as of February 15, 2017 between the Partnership and PBF LLC (the “PNGPC Contribution Agreement”). Pursuant to the PNGPC Contribution Agreement, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired from PBF LLC all of the issued and outstanding limited liability company interests of PNGPC, which owns and operates an existing interstate natural gas pipeline that serves PBF Holding’s Paulsboro Refinery and is subject to regulation by the FERC. In connection with the PNGPC Acquisition, the Partnership constructed the Paulsboro Natural Gas Pipeline to replace the existing pipeline, which commenced services in August 2017.

In consideration for the PNGPC limited liability company interests, the Partnership delivered to PBF LLC (i) an $11,600 intercompany promissory note in favor of Paulsboro Refining Company LLC (“PRC”), a wholly-owned subsidiary of PBF Holding (the “Affiliate Note Payable”), (ii) an expansion rights and right of first refusal agreement in favor of PBF LLC with respect to the Paulsboro Natural Gas Pipeline and (iii) an assignment and assumption agreement with respect to certain outstanding litigation involving PNGPC and the existing pipeline.

TVPC Acquisition

On August 31, 2016, the Partnership entered into a contribution agreement with PBF LLC (the “Contribution Agreement V”). Pursuant to Contribution Agreement V, the Partnership, through its wholly-owned subsidiary, PBFX Op Co, acquired from PBF LLC 50% of the issued and outstanding limited liability company interests of TVPC, whose assets consist of the Torrance Valley Pipeline, which supports PBF Holding’s Torrance Refinery (the “TVPC Acquisition”). The Torrance Valley Pipeline consists of the M55, M1 and M70 pipeline systems, including pipeline stations with storage capacity and truck unloading capability.

Total consideration paid to PBF LLC was $175,000. The consideration was funded by the Partnership with $20,000 of cash on hand, $76,200 in proceeds from the sale of marketable securities and $78,800 in net proceeds from the August 2016 Equity Offering (as defined in Note 7 “Equity” of the Notes to Consolidated Financial Statements). The Partnership borrowed an additional $76,200 under its Revolving Credit Facility, which was used to repay $76,200 of its Term Loan in order to release $76,200 in marketable securities that had collateralized the Term Loan. Subsequent to the closing of the TVPC Acquisition, PBF LLC recorded adjustments to the preliminary estimate for the working capital acquired as part of the acquisition of the Torrance refinery and related logistics assets, of which $1,000 related to TVPC as a decrease to Other long-term liabilities. The final PBF LLC purchase price and fair value allocation was completed as of June 30, 2017.

The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Property, plant and equipment	$350,475
Other long-term liabilities	(475)
Fair value of net assets acquired	$350,000

The results of operations of TVPC are included in the Partnership’s Consolidated Financial Statements for the full year ended December 31, 2017. The Partnership’s Consolidated Financial Statements for the year-ended December 31, 2016 include the results of operations of TVPC since July 1, 2016, including the historical results prior to its acquisition on August 31, 2016, during which period TVPC contributed affiliate revenue of $24,717 and net income of $6,341. On an unaudited pro forma basis, the revenues and net income of PBFX assuming the acquisition had occurred on January 1, 2015, are shown below. The unaudited pro forma information does not purport to present what PBFX’s actual results would have been had the TVPC Acquisition occurred on January 1, 2015, nor is the financial information indicative of the results of future operations. The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the TVPC Acquisition financing.

	Year Ended December 31, 2016	Year Ended December 31, 2015
(Unaudited)
Pro forma revenues	$236,723	$214,272
Pro forma net income attributable to the partners:	90,967	92,280
Pro forma net income per limited partner unit:
Common units - basic	$2.18	$2.38
Common units - diluted	2.18	2.38
Subordinated units - basic and diluted	2.18	2.38

DCR Products Pipeline and Truck Rack Acquisition

On May 5, 2015, the Partnership entered into a contribution agreement between the Partnership and PBF LLC (the “Contribution Agreement IV”). Pursuant to the terms of the Contribution Agreement IV, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Delaware Pipeline Company LLC (“DPC”) and Delaware City Logistics Company LLC (“DCLC”), whose assets consist of a products pipeline, truck rack and related facilities located at PBF Energy’s Delaware City Refinery for total consideration payable to PBF LLC of $143,000, consisting of $112,500 of cash and $30,500 of Partnership common units, or 1,288,420 common units (the “DCR Products Pipeline and Truck Rack Acquisition”). The cash consideration was funded by the Partnership with $88,000 in proceeds from the initial 2023 Notes (as defined in Note 5 “Debt” of the Notes to Consolidated Financial Statements), sale of approximately $700 in marketable securities and $23,800 in borrowings under the Partnership’s Revolving Credit Facility. The DCR Products Pipeline and Truck Rack Acquisition closed on May 15, 2015. The Partnership borrowed an additional $700 under its Revolving Credit Facility to repay $700 of its outstanding Term Loan in order to release the $700 in marketable securities that had collateralized PBFX’s Term Loan.

As the Acquisitions from PBF were considered transfers of businesses between entities under common control, the PNGPC assets and liabilities were transferred at their historical carrying value, whose net value was $11,538 as of February 28, 2017. The TVPC assets and liabilities were transferred at their historical carrying value of $344,989 as of August 31, 2016, of which 50% was allocated to noncontrolling interest in equity (“NCI”). The DCR Products Pipeline and Truck Rack assets and liabilities were transferred at their historical carrying value of $15,975 on May 15, 2015. The historical financial statements have been retrospectively adjusted to reflect the financial position, results of operations and cash flows of PNGPC, TVPC and the DCR Products Pipeline and Truck Rack. Net income (loss) attributable to PNGPC, TVPC and the DCR Products Pipeline and Truck Rack prior to their respective effective dates were allocated entirely to PBF GP as if only PBF GP had rights to that net income (loss), therefore there is no retrospective adjustment to net income per unit.

PBFX’s Consolidated Financial Statements include TVPC, a variable interest entity with the interest in TVPC not owned by PBFX reflected as a reduction to net income and equity as a noncontrolling interest. In accordance with the Amended and Restated Limited Liability Company Agreement of TVPC (the “TVPC LLC Agreement”), PBFX Op Co serves as TVPC’s managing member. PBFX, through its ownership of PBFX Op Co, has the sole ability to direct the activities of TVPC that most significantly impact its economic performance. PBFX is also considered to be the primary beneficiary for accounting purposes, and as a result, fully consolidates TVPC. TVPC provides transportation and storage services to PBF Holding, primarily under fee-based contracts.

Acquisition Expenses

PBFX incurred acquisition related costs of $533 for the year ended December 31, 2017, consisting primarily of consulting and legal expenses related to the PNGPC Acquisition, the Toledo Products Terminal Acquisition and other pending and non-consummated acquisitions. Acquisition related costs were $3,522 for the year ended December 31, 2016, consisting primarily of consulting and legal expenses related to the Plains Asset Purchase, the TVPC Acquisition and other pending and non-consummated acquisitions. Acquisition related costs were $830 for the year ended December 31, 2015, primarily related to the DCR Products Pipeline and Truck Rack acquisition. These costs are included in the consolidated income statement in general and administrative expenses.